Shareholder Report, Average Annual Return (Details) 199958_Wilshire Global Allocation Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Wilshire Global Allocation Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent	17.41%	6.89%	7.62%
MSCI ACWI Net Total Return Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Average Annual Return, Percent	22.34%	11.19%	11.72%
Bloomberg Global Aggregate USD Hedged [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged
Average Annual Return, Percent	4.86%	0.34%	2.39%
65/35 MSCI ACWI IMI/Bloomberg Global Agg (Hedged) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged)
Average Annual Return, Percent	15.86%	7.14%	8.42%